Accounts Receivable, net - Additional Information (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Accounts Receivable, net
Loss Allowance Accounts Receivable Ending Balance	$ 0	$ 0	$ 190
Charges to Earnings Accounts Receivable	$ 0	$ (190)	$ 0